SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 25,564		$ 25,564		$ 25,830	$ 24,818
Additions - Property, plant and equipment		6,484		6,484		7,668
Mineral rights		20,752		20,752		20,511
Additions - Mineral rights		490		490		19,437
Assets	[1]	61,035		61,035		73,279
Liabilities	[1]	44,461		44,461		22,837
Revenue		9,151	$ 9,857	28,649	$ 16,105
Cost of sales		(7,376)	(7,144)	(22,905)	(17,198)
General and administrative expenses		1,453	1,502	5,436	5,009
Exploration and holding expenses		2,538	2,001	5,411	2,631
Other income (expense)		(22,283)	(934)	(23,121)	(367)
Impairment (3)		(752)		(752)
Finance income (expense)		688	292	2,438	1,829
Income tax (expense) recovery		4,921	(1,776)	4,913	(919)
Net income (loss)		(30,860)	(240)	(36,327)	(10,010)
Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		24,855		24,855		24,877
Additions - Property, plant and equipment		6,471		6,471		7,620
Mineral rights		635		635		804
Additions - Mineral rights
Assets	[1]	34,961		34,961		40,897
Liabilities	[1]	31,621		31,621		11,959
Revenue		9,151	9,857	28,649	16,105
Cost of sales		(7,376)	(7,144)	(22,905)	(17,198)
Exploration and holding expenses		(488)	(432)	(2,119)	(850)
Other income (expense)		(22,246)	(916)	(22,362)	(1,805)
Finance income (expense)		73	969	(1)	(80)
Income tax (expense) recovery		(4,843)	115	(4,918)	(694)
Net income (loss)		(26,481)	2,449	(24,408)	(4,522)
Mexico [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Assets						63,062
CORPORATE [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		709		709		953
Additions - Property, plant and equipment		13		13		48
Mineral rights		20,117		20,117		19,707
Additions - Mineral rights		490		490		19,437
Assets	[1]	26,074		26,074		32,382
Liabilities	[1]	12,840		12,840		10,878
General and administrative expenses		(1,453)	(1,502)	(5,436)	(5,009)
Exploration and holding expenses		(2,050)	(1,569)	(3,292)	(1,781)
Other income (expense)		(37)	(18)	(759)	1,438
Finance income (expense)		(761)	(1,261)	(2,437)	(1,749)
Income tax (expense) recovery		(78)	1,661	5	1,613
Net income (loss)		$ (4,379)	$ (2,689)	$ (11,919)	$ (5,488)
CORPORATE [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Assets						$ 10,217

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.